CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (539,116)	$ (410,259)	$ (1,003,865)	$ (1,426,102)
Change in net loss to net cash used in operating activities:
Depreciation and amortization expense	341	299	1,330	656
Amortization of debt discount	66,549	3,117		77,889
Fair value of stock options vested	5,914	4,334	12,797
Common stock issued for services	10,002	561	17,720	5,148
Changes in operating assets and liabilities:
Accounts receivable	(1,151)		(5,555)
Inventory	(371)		(7,085)
Other liabilities	(1,782)	(1,411)	(6,172)	(12,593)
Prepaid expenses and other current assets	11,308	(5,707)	(700)	(3,570)
Accounts payable and accrued expenses	196,513	17,163	159,441	213,982
Accounts payable - related party	(526)	(31,900)	(22,637)	31,900
NET CASH USED IN OPERATING ACTIVITIES	(252,319)	(423,803)	(854,726)	(1,112,690)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment		(1,005)	(1,005)	(1,143)
NET CASH USED IN INVESTING ACTIVITIES		(1,005)	(1,005)	(1,143)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible notes payable		230,000	630,000	964,120
Proceeds from note payable	20,000		50,000
Proceeds from related party loans		75,000	273,084	50,000
Payments of related party loans				(34,252)
Capital contribution - related party			154
NET CASH PROVIDED BY FINANCING ACTIVITIES	20,000	305,000	953,238	979,868
Effect of exchange rate changes on cash	(1,170)		366
NET CHANGE IN CASH	(233,489)	(119,808)	97,873	(133,965)
CASH AT BEGINNING OF THE PERIOD	261,436	163,563	163,563	297,528
CASH AT END OF THE PERIOD	27,947	43,755	261,436	163,563
Supplemental Disclosure of Cash Flow Information
Cash paid for interest				3,615
Cash paid for taxes
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Financing fees payable to a related party related to the issuance of convertible debentures		$ 18,400
Discounts related to warrants issued in connection with convertible debentures			130,768	2,604
Conversion of convertible notes and accrued interest to common stock				2,275,050
Write off of related party accounts payable			$ 500